Common Stock and Capital Surplus	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Common Stock and Capital Surplus	COMMON STOCK AND CAPITAL SURPLUS
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
	(shares)
Balance at beginning of fiscal year	13,581,995,120	13,281,995,120	12,687,710,920
Retirement of shares of common stock	(300,000,000)	(594,284,200)	(350,000,000)
Balance at end of fiscal year	13,281,995,120	12,687,710,920	12,337,710,920
Under the Companies Act, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account (“legal capital surplus”) for the remaining amounts.
The Companies Act permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a “stock split,” as defined in the Companies Act. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. MUFG Bank and Mitsubishi UFJ Trust and Banking from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such U.S. accounting practices to the cumulative free distributions made by MUFG Bank and Mitsubishi UFJ Trust and Banking at March 31, 2024, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings.
The Companies Act permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders’ meeting. The Companies Act limits the increase of paid-in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.
As for Capital surplus, the fee retained by MUFG’s subsidiary as underwriting compensation, net of stock issuance expense, was included in the total Capital surplus balance.
Treasury Stock
The Companies Act permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Companies Act requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.
MUFG resolved at the meeting of Board of Directors held on November 15, 2021 to repurchase up to the lesser of 300,000,000 shares of our common stock and ¥150 billion from November 16, 2021 to March 31, 2022. Under this share repurchase program, MUFG repurchased 225,408,800 shares of MUFG's common stock for ¥149,999,964,962 from November 2021 to March 2022. Also, MUFG cancelled 300,000,000 shares of treasury stock on November 30, 2021.

MUFG resolved at the meeting of Board of Directors held on May 16, 2022 to repurchase up to the lesser of 600,000,000 shares of our common stock and ¥300 billion from May 17, 2022 to November 11, 2022. Under this share repurchase program, MUFG repurchased 418,926,300 shares of MUFG's common stock for ¥299,999,909,768 from May 2022 to October 2022. Also, MUFG cancelled 418,926,300 shares of treasury stock on November 30, 2022.

MUFG resolved at the meeting of Board of Directors held on November 14, 2022 to repurchase up to the lesser of 300,000,000 shares of our common stock and ¥150 billion from December 2, 2022 to January 31, 2023. Under this share repurchase program, MUFG repurchased 175,357,900 shares of MUFG's common stock for ¥149,999,996,001 from December 2022 to January 2023. Also, MUFG cancelled 175,357,900 shares of treasury stock on February 28, 2023.

MUFG resolved at the meeting of Board of Directors held on November 14, 2023 to repurchase up to the lesser of 400,000,000 shares of our common stock and ¥400 billion from November 15, 2023 to March 31, 2024. Under this share repurchase program,
MUFG repurchased 300,646,400 shares of MUFG's common stock for ¥399,999,861,554 from November 2023 to March 2024. Also, MUFG cancelled 350,000,000 shares of treasury stock on November 30, 2023.
MUFG intends to agilely engage in repurchases of shares of MUFG's own stock as a means to return profits to shareholders and improve capital efficiency, taking into account MUFG's business performance and capital position, opportunities for growth investments, and market conditions including stock prices. As a general policy, MUFG intends to cancel treasury shares to the extent that such shares exceed approximately 5% of our total issued shares (including treasury shares).